Summary of Selected Significant Accounting Polices (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Schedule of Inventories

Inventories were comprised of the following as December 31, 2012 and December 31, 2011 (in thousands):

	December 31,	December 31,
	2012	2011
Finished goods	$39,353	$38,380
Raw materials	858	1,220
Finished goods in transit	6,679	4,144
Total	$46,890	$43,744

Schedule of Property and Equipment by Estimated Useful Life
Asset life (in years)
Buildings and building improvements	40
Leasehold improvements	8 - 26
Furniture and fixtures	3 - 7
Machinery and equipment	5 - 7
Computer equipment	5 - 7
Purchased computer software	3 - 5
Vehicles	3 - 5